Long-Term Debt and Line of Credit (Schedule of Future Minimum Payments Under the Term Loan Facility) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
2012	$ 834
2013	833
2014	625
Total debt	$ 2,292	$ 2,500